RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended					3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended				6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Seatankers Management Co. Ltd [Member]	Jun. 30, 2013 Seatankers Management Co. Ltd [Member]	Jun. 30, 2014 Seatankers Management Co. Ltd [Member]	Jun. 30, 2013 Seatankers Management Co. Ltd [Member]	Dec. 31, 2013 Seatankers Management Co. Ltd [Member]	Jun. 30, 2014 Golar LNG Limited [Member]	Jun. 30, 2013 Golar LNG Limited [Member]	Jun. 30, 2014 Golar LNG Limited [Member]	Jun. 30, 2013 Golar LNG Limited [Member]	Dec. 31, 2013 Golar LNG Limited [Member]	Jun. 30, 2014 Golar LNG Partners LP [Member]	Jun. 30, 2013 Golar LNG Partners LP [Member]	Jun. 30, 2014 Golar LNG Partners LP [Member]	Jun. 30, 2013 Golar LNG Partners LP [Member]	Jun. 30, 2014 Ship Finance International Limited [Member]	Jun. 30, 2013 Ship Finance International Limited [Member]	Jun. 30, 2014 Ship Finance International Limited [Member]	Jun. 30, 2013 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Jun. 30, 2014 Golden Ocean Group Limited [Member]	Jun. 30, 2013 Golden Ocean Group Limited [Member]	Jun. 30, 2014 Golden Ocean Group Limited [Member]	Jun. 30, 2013 Golden Ocean Group Limited [Member]	Dec. 31, 2013 Golden Ocean Group Limited [Member]	Jun. 30, 2014 Frontline 2012 Ltd [Member]	Jun. 30, 2013 Frontline 2012 Ltd [Member]	Jun. 30, 2014 Frontline 2012 Ltd [Member]	Jun. 30, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member]	Jun. 30, 2014 Bryggegata AS [Member]	Jun. 30, 2013 Bryggegata AS [Member]	Jun. 30, 2014 Bryggegata AS [Member]	Jun. 30, 2013 Bryggegata AS [Member]	Jun. 30, 2014 Arcadia Petroleum Limited [Member]	Jun. 30, 2013 Arcadia Petroleum Limited [Member]	Jun. 30, 2014 Arcadia Petroleum Limited [Member]	Jun. 30, 2013 Arcadia Petroleum Limited [Member]	Dec. 31, 2013 Arcadia Petroleum Limited [Member]	Jun. 30, 2014 Seadrill Limited [Member]	Jun. 30, 2013 Seadrill Limited [Member]	Jun. 30, 2014 Seadrill Limited [Member]	Jun. 30, 2013 Seadrill Limited [Member]	Dec. 31, 2013 Seadrill Limited [Member]	Jun. 30, 2014 North Atlantic Drilling Limited [Member]	Jun. 30, 2013 North Atlantic Drilling Limited [Member]	Jun. 30, 2014 North Atlantic Drilling Limited [Member]	Jun. 30, 2013 North Atlantic Drilling Limited [Member]	Dec. 31, 2013 North Atlantic Drilling Limited [Member]	Jun. 30, 2014 Archer Limited [Member]	Jun. 30, 2013 Archer Limited [Member]	Jun. 30, 2014 Archer Limited [Member]	Jun. 30, 2013 Archer Limited [Member]	Dec. 31, 2013 Archer Limited [Member]	Jun. 30, 2014 Deep Sea Supply Plc [Member]	Jun. 30, 2013 Deep Sea Supply Plc [Member]	Jun. 30, 2014 Deep Sea Supply Plc [Member]	Jun. 30, 2013 Deep Sea Supply Plc [Member]	Dec. 31, 2013 Deep Sea Supply Plc [Member]	Jun. 30, 2014 Aktiv Kapital ASA [Member]	Jun. 30, 2013 Aktiv Kapital ASA [Member]	Jun. 30, 2014 Aktiv Kapital ASA [Member]	Jun. 30, 2013 Aktiv Kapital ASA [Member]	Dec. 31, 2013 Aktiv Kapital ASA [Member]	Jun. 30, 2014 Northern Offshore Ltd [Member]	Dec. 31, 2013 Northern Offshore Ltd [Member]	Jun. 30, 2014 CalPetro Tankers (Bahamas I) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Jun. 30, 2014 CalPetro Tankers (Bahamas I) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Jun. 30, 2014 CalPetro Tankers (Bahamas II) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Jun. 30, 2014 CalPetro Tankers (Bahamas II) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Jun. 30, 2014 CalPetro Tankers (IOM) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (IOM) Limited [Member]	Jun. 30, 2014 CalPetro Tankers (IOM) Limited [Member]	Jun. 30, 2013 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Jun. 30, 2014 Discontinued Operations [Member] Ship Finance International Limited [Member]	Jun. 30, 2013 Discontinued Operations [Member] Ship Finance International Limited [Member]	Jun. 30, 2014 Discontinued Operations [Member] Ship Finance International Limited [Member]	Jun. 30, 2013 Discontinued Operations [Member] Ship Finance International Limited [Member]	Jun. 30, 2014 Front Champion and Golden Victory [Member] Ship Finance International Limited [Member]	Dec. 31, 2013 Front Champion and Golden Victory [Member] Ship Finance International Limited [Member]	Jun. 30, 2014 Loans Payable [Member] Ship Finance International Limited [Member]	Dec. 31, 2013 Loans Payable [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)																				$ 31,434,000	$ 35,887,000	$ 62,920,000	$ 72,646,000																																																																	$ 0	$ 0	$ 0	$ 434,000
Lease termination fees income (expense)																				0	(2,072,000)	0	7,299,000
Contingent rental (income) expense																				1,804,000	0	13,504,000	0
Remaining lease obligation																				709,797,000	851,027,000	709,797,000	851,027,000
Related party, Lease termination payments paid																																																																																						2,100,000
Net gain (loss) on lease terminations	0	0	0	7,410,000																																																																																			(200,000)
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances						561,000	331,000	1,101,000	596,000		419,000	502,000	895,000	1,032,000		22,000	35,000	87,000	70,000	1,823,000	1,235,000	3,108,000	2,582,000		968,000	753,000	1,867,000	1,526,000		2,590,000	1,695,000	5,172,000	3,335,000		(545,000)	(370,000)	(1,051,000)	(753,000)	165,000	4,246,000	354,000	7,060,000		815,000	323,000	1,273,000	648,000		128,000	15,000	259,000	30,000		114,000	98,000	255,000	197,000		34,000	10,000	82,000	21,000		0	1,000	0	7,000				14,000	14,000	28,000	27,000		14,000	14,000	28,000	27,000		14,000	14,000	28,000	27,000
Receivables with related parties	11,677,000		11,677,000		9,487,000	400,000		400,000		394,000	1,364,000		1,364,000		942,000					3,107,000		3,107,000		2,272,000	533,000		533,000		1,219,000	4,716,000		4,716,000		2,860,000					164,000		164,000		174,000	913,000		913,000		1,478,000	284,000		284,000		75,000	114,000		114,000		8,000	27,000		27,000		4,000	0		0		6,000	13,000	13,000	14,000		14,000		14,000	14,000		14,000		14,000	14,000		14,000		14,000
Long term related party payables	69,951,000		69,951,000		72,598,000																																																																																							69,951,000	72,598,000
Payables with related parties	(24,182,000)		(24,182,000)		(11,419,000)	(575,000)		(575,000)		(506,000)	(69,000)		(69,000)		(155,000)					(19,681,000)		(19,681,000)		(8,528,000)	(691,000)		(691,000)		(1,047,000)	(3,166,000)		(3,166,000)		(1,183,000)																																																												(5,200,000)	(6,000,000)
Stated interest rate (in hundredths)																																																																																														7.254%
Interest expense																																																																																														$ 2,800,000